Short-Term Investments (Details) - Taikang Kaitai US Dollar Money Market Fund [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Short-Term Investments [Line Items]
Short-term investments	$ 2,930
Gains and losses on changes in fair value	$ 9